Note 24 - Provisions	12 Months Ended
Dec. 31, 2017
Provisions or reversal of provisions Abstract
Disclosure of Provisions

Provisions

The breakdown of the balance under this heading in the accompanying consolidated balance sheets, based on type of provisions, is as follows:

Provisions. Breakdown by concepts (Millions of euros)
	Notes	2017	2016	2015
Provisions for pensions and similar obligations	25	5,407	6,025	6,299
Other long term employee benefits	25	67	69	68
Provisions for taxes and other legal contingencies		756	418	616
Provisions for contingent risks and commitments		578	950	714
Other provisions (1)		669	1,609	1,155
Total		7,477	9,071	8,852

(1) During the year 2015 and 2016, provisions corresponding to different concepts and different geographies that are not individually significant individually, except originated of the Purchase Price Agreement of Catalunya Banc and Garanti Group (see Note 18.1).

The change in provisions for pensions and similar obligations for the years ended December 31, 2017, 2016 and 2015 is as follows:

Provisions for pensions and similar obligations. Changes Over the Period (Millions of euros)
	Notes	2017	2016	2015
Balance at the beginning		6,025	6,299	5,970
Add
Charges to income for the year		391	402	687
Interest expenses and similar charges		71	96	108
Personnel expenses	44.1	62	67	57
Provision expenses		258	239	522
Charges to equity (1)	25	140	339	135
Transfers and other changes (2)		(264)	66	440
Less
Benefit payments	25	(861)	(926)	(925)
Employer contributions	25	(25)	(154)	(8)
Balance at the end		5,407	6,025	6,299

(1) Correspond to actuarial losses (gains) arising from certain defined-benefit post-employment pension commitments and other similar benefits recognized in “Equity” (see Note 2.2.12).

(2) In the year 2015 this line item correspond mainly to the incorporation of Garanti y Catalunya Banc (see Note 3).

Provisions for Taxes, Legal Contingents and Other Provisions. Changes Over the Period (Millions of euros)
	2017	2016	2015
Balance at beginning	2,028	1,771	1,031
Additions	868	1,109	334
Acquisition of subsidiaries (*)	-	-	1,256
Unused amounts reversed during the period	(164)	(311)	(205)
Amount used and other variations	(1,306)	(540)	(645)
Balance at the end	1,425	2,028	1,771

(*) In the year 2015 this line item mainly includes the incorporation of Garanti y Catalunya Banc in year 2015 (see Note 3).

Ongoing legal proceedings and litigation

The financial sector is facing an environment of greater regulatory and litigious pressure. In this environment, BBVA is frequently party to individual or collective legal actions arising in the ordinary course of business. According to the procedural status of these proceedings and the criteria of the legal counsel, BBVA considers that, as of December 31, 2017, none of such actions is material, individually or as a whole, and with no significant impact on the operating results, liquidity or financial situation at a Group consolidated or individual level of the Bank. As of December 31, 2017 BBVA´s Management believes that the provisions made in respect of such legal proceedings are adequate.

In the consolidated financial statements for the year 2016, the judicial procedure related to the clauses of limitation of interest rates in mortgage loans with consumers (the so-called “cláusulas suelo”) was considered material. In relation to this issue, after the preliminary ruling to the Court of Justice of the European Union (CJEU), and after the analysis carried out on the portfolio of mortgage loans to consumers to which a floor clause had been applied, BBVA endowed a provision of €577 million (with an impact on the attributed profit of approximately €404 million) recorded in the consolidated profit and loss account for 2016, to cover potential claims. This provision has been used for this purpose during the year 2017. The additional provisions that have been made during the year 2017, to cover the possible claims that may arise in relation to this matter, have not been significant.